Summary of Significant Accounting Policies (Details) - Schedule of Translation of Foreign Currencies	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Period-end MYR: US$1 exchange rate [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Translation of foreign currencies	4.72	4.67
Period-average MYR: US$1 exchange rate [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Translation of foreign currencies	4.68		4.53